Fair Value Measurements (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	$ 17,049,165	$ 21,174,037
Fair Value, Inputs, Level 3 [Member] | Liability related to RPC options [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Liabilities Fair Value Disclosure	14,616,664	15,711,017
Liabilities	14,616,664	15,711,017
Fair Value, Inputs, Level 3 [Member] | Liability related to warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Liabilities Fair Value Disclosure	98,707	685,141
Liabilities	$ 98,707	$ 685,141